As filed with the Securities and Exchange Commission on January 5, 2006
                                     Investment Company Act file number 811-3955


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   April 30

Date of reporting period:  October 31, 2005

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------

NEW YORK                                    600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.

================================================================================




Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. (the "Fund") for the period May 1, 2005 through October 31, 2005.

The Fund had net assets of $462,760,177 and 2,612 active shareholders as of October 31, 2005.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,

/s/ Steven W. Duff




Steven W. Duff
President












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED OCTOBER 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value    Ending Account Value     Expenses Paid During the
      Class A & Victory Shares                5/1/05                  10/31/05                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,008.20                     $4.35
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,020.87                     $4.38
  expenses)
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value    Ending Account Value     Expenses Paid During the
              Class B                         5/1/05                  10/31/05                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,009.20                     $3.34
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,021.88                     $3.36
  expenses)
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value    Ending Account Value     Expenses Paid During the
           Advantage Shares                   5/1/05                  10/31/05                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,007.50                     $5.06
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,020.16                     $5.09
  expenses)
----------------------------------------------------------------------------------------------------------------------



* Expenses are equal to the Fund's annualized expense ratios of 0.86%, 0.66%, and 1.00%, for the Class A and Victory shares, Class B, and Advantage Shares, respectively, multiplied by the average account value over the period (May 1, 2005 through October 31, 2005), multiplied by 184/365 (to reflect the most recent fiscal half-year).















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Tax Exempt Commercial Paper (3.46%)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,000,000  New York City, NY MTA Transportation Facilities BAN - Series 1998B
             LOC ABN AMRO Bank N.A.                                             11/02/05    2.65%  $  9,000,000      P-1      A1+
  2,000,000  New York City Municipal Water - Series Five Lot B                  12/22/05    2.78      2,000,000      P-1      A1+
  5,000,000  New York State Dormitory Authority (Columbia University) - Series C12/07/05    2.70      5,000,000               A1+
-----------                                                                                        ------------
 16,000,000  Total Tax Exempt Commercial Paper                                                       16,000,000
-----------                                                                                        ------------

Tax Exempt General Obligation Notes & Bonds (14.37%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Broome, Delaware and Tioga Counties, NY
             Board of Cooperative Educational Services, RAN - Series 2005 (b)   06/30/06    2.80%  $  3,018,293
  1,565,268  Guilderland, NY CSD BAN - Series A (b)                             07/06/06    2.75      1,575,571
  8,940,000  Herricks Union Free School District BAN, NY (b)                    12/01/05    2.05      8,947,736
  6,000,000  Irvington, NY Union Free School District TAN (b)                   06/23/06    2.70      6,039,320
    980,000  Kiryas Joel, NY Union Free School District BAN - Series 2005A (b)  07/11/06    3.00        982,626
  4,000,000  Monroe County, NY
             Board of Cooperative Educational Services, RAN - Series 2005 (b)   06/29/06    2.80      4,024,308
  8,000,000  Newburgh City, NY School District BAN (b)                          09/28/06    2.95      8,073,926
  7,670,000  New York & New Jersey ABN AMRO Municipal TOPs
             Certificates Trust - Series 2002-33
             Insured by FSA                                                     11/02/05    2.54      7,670,000     VMIG-1
  4,000,000  New York State Environmental Quality GO - Series 1998G
             LOC West LB AG                                                     08/03/06    2.95      4,000,000     VMIG-1    A1+
  5,000,000  North Babylon, NY Union Free School (b)                            08/08/06    2.90      5,040,964
  3,000,000  North Syracuse CSD GO - Series 2005B (b)                           08/24/06    3.00      3,026,567
  3,000,000  Tobacco Settlement Financing Corporation, NY - Series 2003A-1C (b)
             LOC AMBAC Assurance Corporation                                    06/22/06    2.85      3,000,000
  9,545,000  Victor, NY CSD BAN (b)                                             06/30/06    2.90      9,612,973
  1,479,675  Victor, NY CSD BAN (b)                                             10/06/06    3.00      1,496,349
-----------                                                                                        ------------
 66,179,943  Total Tax Exempt General Obligation Notes & Bonds                                       66,508,633
-----------                                                                                        ------------

Variable Rate Demand Instruments (c) (81.26%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  Commonwealth of Puerto Rico
             Public Improvement Bonds TOCs - Series 2001-2
             Insured by FSA                                                     07/01/19    2.71%  $  5,000,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,200,000  Dutchess County, NY IDA Civic Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Bank                                              10/01/32    2.70%  $  1,200,000     VMIG-1
  2,300,000  Erie County, NY IDA (Hauptman - Woodward Project) - Series 2004
             LOC Key Bank, N.A.                                                 03/01/24    2.77      2,300,000     VMIG-1    A1
  1,200,000  Forest City New Rochelle, NY
             (Revenue Certificates of Trust) - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11    2.75      1,200,000     VMIG-1
  1,000,000  Islip, NY IDRB (Brentwood Distributor Co. Facility) - Series 1984
             LOC Fleet National Bank                                            05/01/09    2.67      1,000,000     VMIG-1    A1+
  2,750,000  Jay Street Development Corporation, NY
             (Jay Street Project) - Series 2004 A-4
             LOC Depfa Bank PLC                                                 05/01/22    2.68      2,750,000     VMIG-1    A1+
  2,785,000  Jay Street Development Corporation, NY
             (Jay Street Project) - Series 2004 A-4
             LOC Depfa Bank PLC                                                 05/01/22    2.68      2,785,000     VMIG-1    A1+
 13,990,000  Liberty, NY Development Corporation - Putters - Series 1130
             GIC Goldman                                                        10/01/29    2.73     13,990,000     VMIG-1
    600,000  Long Island Power Authority, NY RB (Electric System)
             LOC Bayerische Landesbank / Landesbank Baden - Wurttemberg         05/01/33    2.68        600,000     VMIG-1    A1+
 14,250,000  Long Island Power Authority, NY RB (Electric System) -
             Series 7, Subseries 7-B
             Insured by MBIA Insurance Corp.                                    04/01/25    2.67     14,250,000     VMIG-1    A1+
  1,775,000  Long Island Power Authority, NY RB (Electric System) - Series F
             Insured by FSA                                                     12/01/29    2.75      1,775,000     VMIG-1    A1+
  2,500,000  Monroe County, NY IDA (Rochester Institute of Technology Project) -
             Series 1999A
             LOC Wachovia Bank, N.A.                                            06/01/29    2.68      2,500,000     VMIG-1
  3,745,000  Nassau County, New York Interim Finance Authority -
             Morgan Stanley Floating Rate Trust - Series 1104
             Insured by AMBAC Assurance Corporation                             11/15/12    2.72      3,745,000               A1
  3,200,000  New York City, NY - Series 2004, Subseries H-8
             LOC West LB AG                                                     03/01/34    2.66      3,200,000     VMIG-1    A1+
  1,200,000  New York City, NY GO - Series 1994 E-4
             LOC State Street Bank & Trust Company                              08/01/21    2.70      1,200,000     VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,350,000  New York City, NY GO - Series 1995 F-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/13    2.70%  $  2,350,000     VMIG-1    A1+
  1,200,000  New York City, NY GO - Series 1994 H-3
             Insured by FSA                                                     08/01/14    2.68      1,200,000     VMIG-1    A1+
  4,500,000  New York City, NY GO - Series 1994 H-4
             Insured by AMBAC Assurance Corporation                             08/01/15    2.70      4,500,000     VMIG-1    A1
  4,000,000  New York City, NY GO - Series J, Subseries J-2
             LOC West LB AG                                                     02/15/16    2.67      4,000,000      P-1      A1+
  3,400,000  New York City, NY GO Bonds - Series 1995 B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23    2.67      3,400,000     VMIG-1    A1+
  3,000,000  New York City, NY GO Fiscal 1993 - Series A-6
             LOC Landesbank Hessen -Thuringen Girozentrale                      08/01/19    2.67      3,000,000     VMIG-1    A1+
  1,500,000  New York City, NY GO Trust Receipts SGB33 - Series 1 1997F
             Insured by FSA                                                     02/01/19    2.73      1,500,000               A1+
  3,550,000  New York City, NY HDC Residential RB
             (East 17th Street Properties) - Series A
             LOC Rabobank Nederland                                             01/01/23    2.72      3,550,000               A1
  1,300,000  New York City, NY HDC
             (Columbus Apartment Project) - Series 1995A
             Collateralized by Federal National Mortgage Association            03/15/25    2.67      1,300,000               A1+
  3,500,000  New York City, NY HDC (West End Towers) - Series 2004 A
             Guaranteed by Federal National Mortgage Association                05/15/34    2.71      3,500,000      P-1      A1
  5,800,000  New York City, NY HDC Residential RB
             (Montefiore Medical Center) - Series 1993A
             LOC JPMorgan Chase Bank, N.A.                                      05/01/30    2.64      5,800,000               A1
  5,700,000  New York City, NY Housing Development Corporation MHRB
             (941 Hoe Avenue Apartment) - Series 2004A
             LOC Key Bank, N.A,                                                 06/15/37    2.72      5,700,000               A1
  4,725,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project) - Series 2003
             LOC Allied Irish Bank                                              10/01/33    2.66      4,725,000     VMIG-1
 13,700,000  New York City, NY IDA Civic Facilities RB
             (Center for Jewish History) - Series 2001
             LOC Bank of America, N.A.                                          09/01/31    2.65     13,700,000     VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,865,000  New York City, NY IDA Civic Facilities RB
             (Convent Sacred Heart School) - Series 2002
             LOC Allied Irish Bank                                              11/01/32    2.75%  $  3,865,000     VMIG-1
  1,555,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                               05/01/11    2.72      1,555,000     VMIG-1
  1,586,600  New York City, NY IDA IDRB (Abigal Press) - Series 2002
             LOC JPMorgan Chase Bank, N.A.                                      12/01/18    2.73      1,586,600               A1+
 17,900,000  New York City, NY IDA Special Facility RB - Series 1997 B
             (Korean Airlines Company Limited Project)
             LOC Rabobank Nederland                                             11/01/24    2.71     17,900,000     VMIG-1    A1+
  2,700,000  New York City, NY MHRB
             (Peter Cintron Apartments) - Series 2004 A
             LOC Key Bank, N.A.                                                 06/15/37    2.72      2,700,000               A1
  5,000,000  New York City, NY Municipal Water Finance
             Authority RB Municipal Securities Trust Receipts -
             Series 1997 SGB 25
             Insured by MBIA Insurance Corp.                                    06/15/23    2.73      5,000,000               A1+
  7,035,000  New York City, NY Trust for Cultural Resources
             (Carnegie Hall) - Series 1985
             LOC Depfa Bank PLC                                                 12/01/15    2.55      7,035,000     VMIG-1    A1+
  3,000,000  New York City, NY Trust for Cultural Resources
             (The Museum of Broadcasting) - Series 1989
             LOC KBC Bank, N.V.                                                 05/01/14    2.64      3,000,000     VMIG-1    A1
  2,495,000  New York City, NY Trust for Cultural Resources
             Morgan Stanley Floating Rate Trust Certificates - Series 2004-950
             Insured by FGIC                                                    02/01/34    2.72      2,495,000     VMIG-1
  9,500,000  New York Local Government Assistance Corporation - Series 2003 A-4V
             Insured by FSA                                                     04/01/22    2.63      9,500,000               A1+
 12,155,000  New York State Urban Development Corporation
             (Eagle Tax Exempt Trust) - Series 963206                           07/01/16    2.73     12,155,000               A1+
    990,000  New York State Dormitory Authority (Merlots) - Series 2001 A 30
             Insured by AMBAC Assurance Corporation                             02/15/18    2.71        990,000     VMIG-1
  2,500,000  New York State Dormitory Authority RB
             (Columbia University) - Series 2003 B                              07/01/28    2.65      2,500,000     VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  New York State Dormitory Authority RB
             (Cornell University) - Series 2000 A                               07/01/29    2.65%  $  2,000,000               A1+
  4,180,000  New York State Dormitory Authority RB - Series 2005-13A
             Insured by AMBAC Assurance Corporation                             09/15/24    2.73      4,180,000               A1+
  4,480,000  New York State Dormitory Authority RB (Public Library) - Series 1999A
             Insured by MBIA Insurance Corp.                                    07/01/28    2.67      4,480,000     VMIG-1    A1
  3,910,000  New York State Dormitory Authority Revenues Floater -
             Series 2003 M&J
             Insured by FGIC                                                    11/15/29    2.78      3,910,000     VMIG-1
  1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB (Long Island Lighting Company Project) -
             Series 1997 A
             LOC Royal Bank of Scotland                                         12/01/27    2.73      1,000,000     VMIG-1
  2,700,000  New York State Energy Research and Development Authority
             (Con Edison Co., NY) - Series 2005 A-2
             LOC Wachovia Bank, N.A.                                            05/01/39    2.68      2,700,000     VMIG-1    A1+
 11,000,000  New York State HFA (Normandie Court II Project) - Series 1999 A
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/29    2.71     11,000,000     VMIG-1
  5,000,000  New York State HFA RB (350 West 43rd Street Project) - Series 2004 A
             LOC Landesbank Hessen                                              11/01/34    2.71      5,000,000     VMIG-1
  8,000,000  New York State Housing Finance Agency RB (100 Maiden Lane) -
             Series 2004 A
             LOC Bank of New York                                               11/01/37    2.71      8,000,000     VMIG-1
  2,000,000  New York State, Housing Finance Agency RB (10 Barclay Street) -
             Series 2004A
             Guaranteed by Federal National Mortgage Association                11/15/37    2.75      2,000,000     VMIG-1
  4,000,000  New York State HFA RB (Union Square Housing) - Series 1996 A
             Guaranteed by Federal National Mortgage Association                05/15/24    2.72      4,000,000     VMIG-1
 11,300,000  New York State HFA RB (250 West 50th Street) - Series 1997 A
             Guaranteed by Federal National Mortgage Association                05/01/29    2.72     11,300,000     VMIG-1
  3,300,000  New York State, Housing Finance Agency (115 First Ave.) -
             Series 2005 AVH
             LOC Key Bank, N.A.                                                 11/01/34    2.75      3,300,000     VMIG-1
  4,000,000  New York State Housing Finance Agency (Helena Housing) -
             Series 2004 A
             LOC Fleet Bank                                                     11/01/36    2.72      4,000,000     VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------

Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York State Housing Finance Agency
             State Personal Income Tax RB (Economic Development & Housing) -
             Series 2005 C
             Insured by FGIC                                                    03/15/33    2.68%  $  5,000,000               A1+
  1,750,000  New York State Housing Finance Agency RB
             (Archstone Westbury) - Series 2004 A
             LOC JPMorgan Chase Bank, N.A.                                      11/01/36    2.73      1,750,000     VMIG-1
 12,700,000  New York State Local Government Assistance Corporation - Series 1995F
             LOC Societe Generale                                               04/01/25    2.59     12,700,000     VMIG-1    A1+
  2,000,000  New York State Local Government Assistance Corporation -
             Series 2003-8V
             Insured by FSA                                                     04/01/19    2.61      2,000,000               A1+
    900,000  New York State Local Government Assistance Corporation - Series 1995 B
             LOC Bank of Nova Scotia                                            04/01/25    2.60        900,000     VMIG-1    A1+
  3,600,000  New York State Local Government Assistance Corporation - Series 1995 G
             LOC Bank of Nova Scotia                                            04/01/25    2.64      3,600,000     VMIG-1    A1
 11,540,000  New York State MHRB (Normandie Court I Project) - Series 1991-A
             LOC Landesbank Hessen -ThuringenGirozentrale                       05/15/15    2.68     11,540,000     VMIG-1    A1+
  3,655,000  New York StateThruway Authority Trust Receipts - Series 2004
             Insured by MBIA Insurance Corp.                                    04/01/15    2.78      3,655,000     VMIG-1
  5,000,000  New York Triborough Bridge & Tunnel Authority BAN - Series 2001 C
             Insured by AMBAC Assurance Corporation                             01/01/32    2.68      5,000,000     VMIG-1    A1+
  2,400,000  New York, City Housing Development Corporation Multifamily
             (Manhattan Court Development) - Series 2004A
             LOC Citibank, N.A.                                                 06/01/36    2.71      2,400,000               A1+
  1,675,000  New York, Housing Finance Agency RB
             (Avalon Chrystie Place I Project) - Series 2004
             LOC Fleet Bank                                                     11/01/36    2.72      1,675,000     VMIG-1
  1,125,000  New York, NY City IDA Civic Facilities
             (MSMC Realty Corporation Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      01/01/31    2.65      1,125,000     VMIG-1    A1+
  9,000,000  New York, NY - Fiscal 2004 - Series H-6
             LOC Fleet Bank                                                     03/01/34    2.67      9,000,000     VMIG-1    A1
  8,000,000  New York, NY Eagle Tax Exempt Trust - Series 720050077
             Class A COPs
             Insured by MBIA Insurance Corp.                                    08/01/15    2.73      8,000,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,400,000  New York, NY HDC Multy-Family Rent Housing RB (Queenswood
             Apartments Project) - Series 2001 A
             LOC Federal Home Loan Mortgage Corporation                         04/01/31    2.66%  $  1,400,000     VMIG-1
  1,500,000  New York State Energy Research & Development Authority
             (Con Edison Company) - Series 2004 C-3
             LOC Citibank, N.A.                                                 11/01/39    2.73      1,500,000     VMIG-1    A1+
 10,000,000  New York, NY GO Bonds Fiscal 2006 - Series F-3
             LOC Royal Bank of Scotland                                         09/01/35    2.69     10,000,000     VMIG-1    A1+
 12,000,000  New York Triborough Bridge & Tunnel Authority
             Revenues - Series 2005 B-4                                         01/01/32    2.67     12,000,000     VMIG-1    A1+
 10,545,000  NYC Transitional Finance Authority - ROCs II-R Trust - Series 2019
             Insured by MBIA Insurance Corp.                                    02/01/20    2.73     10,545,000     VMIG-1
  4,000,000  Port Authority of New York and New Jersey
             ROB/INS Trust Receipts Class F - Series 10
             Insured by FSA                                                     01/15/17    2.75      4,000,000     VMIG-1    A1+
  2,000,000  Puerto Rico Commonwealth - P-Floats - Series PA-625
             Insured by AMBAC Assurance Corporation                             07/01/10    2.70      2,000,000               A1+
  3,000,000  Puerto Rico Commonwealth Infrastructure Financing Authority -
             TOCs (TICs/TOCs Trust - Series 2000-1                              04/01/27    2.71      3,000,000               A1+
    970,000  Puerto Rico HFC (Eagle) - Series 2000-C5102
             Insured by AMBAC Assurance Corporation                             10/01/11    2.80        970,000               A1+
  2,000,000  Puerto Rico Infrastructure Financing Authority
             Eagle Tax-Exempt Trust - Series 20015101                           10/01/34    2.71      2,000,000
  3,400,000  Puerto Rico PFC P-Floats PA 783                                    10/01/19    2.70      3,400,000               A1+
  4,000,000  Triborough Building & Tunnel Authority General - Series 2002 F     11/01/32    2.68      4,000,000     VMIG-1    A1+
-----------                                                                                        ------------
376,031,600  Total Variable Rate Demand Instruments                                                 376,031,600
-----------                                                                                        ------------

Variable Rate Demand Instrument - Private Placement (c) (0.65%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC UBS AG                                                         09/01/21    4.39%  $  3,000,000      P-1      A1+
-----------                                                                                        ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                3,000,000
-----------                                                                                        ------------
             Total Investments (99.74%) (Cost $461,540,233+)                                       $461,540,233
             Cash and other assets, net of liabilities (0.26%)                                        1,219,944
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $462,760,177
                                                                                                   ============

             + Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =   Bond Anticipation Note                           IDRB      =    Industrial Development Revenue Bond
     CSD     =   Central School District                          LOC       =    Letter of Credit
     FGIC    =   Financial Guaranty Insurance Company             MHRB      =    Multi-Family Revenue Housing Bond
     FSA     =   Financial Security Assurance                     MTA       =    Metropolitan Transit Authority
     GIC     =   Guaranteed Investment Contract                   RAN       =    Revenue Anticipation Note
     GO      =   General Obligation                               RB        =    Revenue Bond
     HDC     =   Housing Development Corporation                  ROB/INS   =    Reverse Option Bond / Inverse Securities
     HFA     =   Housing Finance Authority                        TAN       =    Tax Anticipation Note
     HFC     =   Housing Finance CommissionTOCs                   TOCs      =    Tender Option Certificates
     IDA     =   Industrial Development Authority                 TOPs      =    Tender Option Puts


BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE:
------------------------------------------------------------------
         State                 Value            % of Portfolio
------------------------------------------------------------------
  New York                 $445,170,233              96.45%
  Puerto Rico                16,370,000               3.55
------------------------------------------------------------------
  Total                    $461,540,233             100.00%
------------------------------------------------------------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005
(UNAUDITED)
================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1).............................      $   461,540,233
   Accrued interest receivable.......................................................            1,956,277
   Prepaid expenses..................................................................               11,771
   Other receivables.................................................................                  406
                                                                                           ---------------
         Total assets................................................................          463,508,687
                                                                                           ---------------

LIABILITIES:
   Payable to affiliates*............................................................              227,402
   Due to custodian..................................................................              148,621
   Accrued expenses..................................................................               95,551
   Dividends payable.................................................................              276,936
                                                                                           ---------------
         Total liabilities...........................................................              748,510
                                                                                           ---------------
   Net assets........................................................................      $   462,760,177
                                                                                           ===============

SOURCE OF NET ASSETS:
   Net capital paid in on shares of capital stock (Note 3)...........................      $   462,776,418
   Accumulated net realized loss.....................................................              (16,241)
                                                                                           ---------------
   Net assets........................................................................      $   462,760,177
                                                                                           ===============
   Net asset value, per share (Note 3):

     Class A shares, ($312,907,096 applicable to 312,919,220 shares outstanding)                  $   1.00
                                                                                                  ========

     Class B shares, ($45,259,976 applicable to 45,261,730 shares outstanding)                    $   1.00
                                                                                                  ========

     Victory shares, ($40,083,749 applicable to 40,085,302 shares outstanding)                    $   1.00
                                                                                                  ========

     Advantage shares, ($64,509,356 applicable to 64,511,855 shares outstanding)                  $   1.00
                                                                                                  ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2005
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
  Interest..................................................................   $       5,735,885
                                                                               -----------------
Expenses: (Note 2)
  Investment management fee.................................................             695,900
  Administration fee........................................................             487,130
  Distribution fee (Advantage Shares).......................................             162,058
  Shareholder servicing fee (Class A).......................................             299,799
  Shareholder servicing fee (Victory Shares)................................              46,541
  Shareholder servicing fee (Advantage Shares)..............................              90,032
  Custodian expenses........................................................              10,578
  Shareholder servicing and related shareholder expenses+...................             123,064
  Legal, compliance and filing fees.........................................              88,263
  Audit and accounting......................................................              71,118
  Directors' fees and expenses..............................................              26,992
  Other expenses............................................................              13,774
                                                                               -----------------
      Total expenses........................................................           2,115,249
      Less:  Expenses paid indirectly.......................................              (3,844)
              Fees Waived...................................................            (111,640)
                                                                               -----------------
  Net expenses .............................................................           1,999,765
                                                                               -----------------
Net investment income.......................................................           3,736,120


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments............................................               9,282
                                                                               -----------------
Increase in net assets from operations......................................   $       3,745,402
                                                                               =================

+ Includes class specific transfer agency expenses of $74,950, $11,392 and $11,635 for Class A, Class B and Victory Shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                     Six Months Ended             Year
                                                                     October 31, 2005             Ended
                                                                        (Unaudited)          April 30, 2005
                                                                     ----------------        --------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $      3,736,120       $      3,352,664
    Net realized gain (loss) on investments.......................              9,282                (17,929)
                                                                     ----------------       ----------------
    Increase in net assets from operations........................          3,745,402              3,334,735
Dividends to shareholders from net investment income*:
    Class A.......................................................         (2,418,506)            (2,114,974)
    Class B.......................................................           (413,314)              (430,993)
    Victory Shares................................................           (373,910)              (355,460)
    Advantage Shares..............................................           (530,390)              (451,237)
Distributions to shareholders from realized gains on investments:
    Class A.......................................................             (4,822)              -0-
    Class B.......................................................               (692)              -0-
    Victory Shares................................................               (827)              -0-
    Advantage Shares..............................................             (1,253)              -0-
Capital share transactions (Note 3):
    Class A.......................................................         29,772,865            (13,725,723)
    Class B.......................................................          5,429,148            (11,578,460)
    Victory Shares................................................         (5,902,025)            (7,628,452)
    Advantage Shares..............................................         (7,054,195)            34,880,420
                                                                     ----------------        ---------------
        Total increase (decrease).................................         22,247,481              1,929,856
Net assets:
    Beginning of period...........................................        440,512,696            438,582,840
                                                                     ----------------       ----------------
    End of period.................................................   $    462,760,177       $    440,512,696
                                                                     ================       ================
    Undistributed net investment income...........................   $       -0-            $       -0-
                                                                     ================       ================

* Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Advantage Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage Shares commenced on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended October 31, 2005, the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares                $   21,608
Shareholder servicing fees - Advantage Shares           90,032
                                                    ----------
    Total fees waived                               $  111,640
                                                    ==========

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $97,167 paid to Reich & Tang Services, Inc., ("The Transfer Agent") an affiliate of the Manager, as shareholder servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the period ended October 31, 2005, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.

For the period ended October 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses                                     $  3,558
Shareholder servicing and related expenses                  286
                                                       --------
    Total                                              $  3,844
                                                       ========







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock
At October 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Six Months Ended                    Year
                                                October 31, 2005                    Ended
                                                   (Unaudited)                 April 30, 2005
                                                ----------------               --------------
Class A
-------
Sold......................................           537,541,435                1,180,832,049
Issued on reinvestment of dividends.......             1,354,172                    1,148,123
Redeemed..................................          (509,122,742)              (1,195,705,895)
                                                 ---------------              ---------------
Net increase (decrease)...................            29,772,865                  (13,725,723)
                                                 ===============              ===============

Class B
-------
Sold......................................            56,168,508                  188,232,629
Issued on reinvestment of dividends.......               406,670                      411,002
Redeemed..................................           (51,146,030)                (200,222,091)
                                                 ---------------              ---------------
Net increase (decrease)...................             5,429,148                  (11,578,460)
                                                 ===============              ===============

Victory Shares
--------------
Sold......................................            28,338,782                   88,893,111
Issued on reinvestment of dividends.......               372,367                      357,160
Redeemed..................................           (34,613,174)                 (96,878,723)
                                                 ---------------              ---------------
Net increase (decrease)...................            (5,902,025)                  (7,628,452)
                                                 ===============              ===============

Advantage Shares
----------------
Sold......................................            68,957,597                  166,028,545
Issued on reinvestment of dividends.......               528,728                      422,774
Redeemed..................................           (76,540,520)                (131,570,899)
                                                 ---------------              ---------------
Net increase (decrease)...................            (7,054,195)                 (34,880,420)
                                                 ===============              ===============







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

4. Tax Information

The tax character of all distributions paid during the years ended April 30, 2005 and 2004 were tax-exempt. During the year ended April 30, 2005, as permitted under Federal income tax regulation, the Fund elected to defer $25,523 of post-October net capital losses to the next taxable year.

At April 30, 2005, the Fund had $7,595 of long-term distributable earnings.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 78% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as, that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights

                                                Six Months Ended
Class A shares                                  October 31, 2005                  For the Year Ended April 30,
--------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income.....................          0.008        0.007        0.002        0.006        0.012        0.031
  Net realized and unrealized gain(loss)
    on investments..........................         (0.000)      (0.000)        --          0.000        --           --
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations..........          0.008        0.007        0.002        0.006        0.012        0.031
Less distributions from:
  Dividends from net investment income......         (0.008)      (0.007)      (0.002)      (0.006)      (0.012)      (0.031)
  Net realized gains on investments.........         (0.000)        --           --         (0.000)        --           --
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions.......................         (0.008)      (0.007)      (0.002)      (0.006)      (0.012)      (0.031)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return................................          0.82%(a)     0.70%        0.21%        0.59%        1.23%        3.11%
Ratios/Supplemental Data
Net assets, end of period (000).............       $ 312,907    $ 283,134    $ 296,871    $ 324,086    $ 343,895    $ 406,791
Ratios to average net assets:
  Expenses (b)..............................          0.86%(c)     0.86%        0.83%        0.82%        0.85%        0.87%
  Net investment income.....................          1.61%(c)     0.70%        0.21%        0.59%        1.27%        3.03%
  Expenses paid indirectly..................          0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights (Continued)

                                                Six Months Ended
Class B shares                                  October 31, 2005                  For the Year Ended April 30,
--------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income.....................          0.009        0.009        0.004        0.008        0.015        0.033
  Net realized and unrealized gain(loss)
    on investments..........................         (0.000)      (0.000)        --          0.000        --           --
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations..........          0.009        0.009        0.004        0.008        0.015        0.033
Less distributions from:
  Dividends from net investment income......         (0.009)      (0.009)      (0.004)      (0.008)      (0.015)      (0.033)
  Net realized gains on investments.........         (0.000)        --           --         (0.000)        --           --
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions.......................         (0.009)      (0.009)      (0.004)      (0.008)      (0.015)      (0.033)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return................................          0.92%(a)     0.90%        0.41%        0.79%        1.46%        3.37%
Ratios/Supplemental Data
Net assets, end of period (000).............       $  45,260    $  39,831    $  51,411    $  46,966    $  50,441    $  45,149
Ratios to average net assets:
  Expenses (b)..............................          0.66%(c)     0.66%        0.63%        0.61%        0.62%        0.62%
  Net investment income.....................          1.81%(c)     0.88%        0.40%        0.77%        1.44%        3.31%
  Expenses paid indirectly..................          0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)

                                                Six Months Ended
Victory Shares                                  October 31, 2005                  For the Year Ended April 30,
--------------                                    (Unaudited)   --------------------------------------------------------------
                                                   ---------       2005         2004         2003         2002         2001
                                                                ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income.....................          0.008        0.007        0.002        0.006        0.012        0.031
  Net realized and unrealized gain(loss)
    on investments..........................         (0.000)      (0.000)        --          0.000        --           --
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations..........          0.008        0.007        0.002        0.006        0.012        0.031
Less distributions from:
  Dividends from net investment income......         (0.008)      (0.007)      (0.002)      (0.006)      (0.012)      (0.031)
  Net realized gains on investments.........         (0.000)        --           --         (0.000)        --           --
                                                   ---------    ----------   ----------   ----------   ----------   ----------
  Total Distributions.......................         (0.008)      (0.007)      (0.002)      (0.006)      (0.012)      (0.031)
                                                   ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   =========    ==========   ==========   ==========   ==========   ==========
Total Return................................          0.82%(a)     0.70%        0.21%        0.59%        1.23%        3.11%
Ratios/Supplemental Data
Net assets, end of period (000).............       $  40,084    $  45,985    $  53,616    $  79,783    $  89,963    $  78,428
Ratios to average net assets:
  Expenses (b)..............................          0.86%(c)     0.86%        0.83%        0.82%        0.85%        0.87%
  Net investment income.....................          1.61%(c)     0.70%        0.21%        0.59%        1.27%        3.03%
  Expenses paid indirectly..................          0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights (Continued)

                                                                                             November 22, 2002
                                                   Six Months Ended                          (Commencement of
                                                   October 31, 2005   Year Ended April 30,     Offering) to
Advantage shares                                      (Unaudited)      2005         2004      April 30, 2003
----------------                                       ---------     --------     --------    --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..............     $ 1.00       $ 1.00       $ 1.00          $ 1.00
Income from investment operations:                     --------     --------     --------        --------
   Net investment income..........................       0.007        0.006        0.001           0.001
   Net realized and unrealized gain (loss)
      on investments..............................      (0.000)      (0.000)        --             0.000
                                                       --------     --------     --------        --------
   Total from investment operations...............       0.007        0.006        0.001           0.001
Less distributions:                                    --------     --------     --------        --------
   Dividends from net investment income...........      (0.007)      (0.006)      (0.001)         (0.001)
   Net realized gains on investments..............      (0.000)        --           --            (0.000)
                                                       --------     --------     --------        --------
   Total distributions............................      (0.007)      (0.006)      (0.001)         (0.001)
                                                       --------     --------     --------        --------
Net asset value, end of period....................     $ 1.00       $ 1.00       $ 1.00          $ 1.00
                                                       ========     ========     ========        ========
Total Return......................................       0.75% (a)    0.61%        0.15%           0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...................     $ 64,509     $ 71,563     $ 36,685        $ 57,249
Ratios to average net assets:
   Expenses (b) (net of fees waived)..............       1.00%(c)     0.95%        0.89%           0.90%(c)
   Net investment income..........................       1.47%(c)     0.63%        0.14%           0.33%(c)
   Expenses paid indirectly.......................       0.00%(c)     0.00%        0.00%           0.00%(c)
   Shareholder servicing and distribution fees waived    0.31%(c)     0.36%        0.39%           0.37%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



NY 10/05S

NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.







                                   Semi-Annual Report
                                    October 31, 2005
                                       (Unaudited)

ITEM 2: CODE OF ETHICS

Not Applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: January 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President
Date: January 5, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer
Date: January 5, 2006

* Print the name and title of each signing officer under his or her signature.